Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)						1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 19, 2024	Feb. 15, 2024	Jan. 31, 2024	Oct. 19, 2023	Jul. 19, 2023	Jul. 17, 2023	Jul. 27, 2021	Jul. 22, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 10, 2023	Oct. 20, 2023	Aug. 18, 2023	Aug. 07, 2023	Jul. 31, 2023	Apr. 30, 2023	Apr. 10, 2023
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Share price per share (in Dollars per share)							$ 10
Private placement warrants (in Shares)					5,893,333
Net proceeds							$ 345,000,000
Percentage of fair market value									80.00%		80.00%
Public per share (in Dollars per share)									$ 10		$ 10
Net tangible assets									$ 5,000,001		$ 5,000,001
Business combination percentage									100.00%		100.00%
Public shares redeem percentage											100.00%
Interest expenses									$ 100,000		$ 100,000
Operating cash									166,000		469,000
Working capital									1,714,000		1,021,000
Aggregate principal amount									500,000		500,000
Working capital loans									1,500,000		335,000	$ 0
Principal amount					$ 1,000,000
Price of per warrants (in Dollars per share)					$ 1.5
Borrowed amount								$ 195,000	195,000		$ 195,000				$ 280,000	$ 100,000
Ordinary shares, par value (in Dollars per share)											$ 10
Underwriting commissions waived									$ 4,830,000		$ 4,830,000
Compensation per quarter payable																	$ 25,000
Proceeds from (repayments of) short-term debt											499,500
Proceeds from the sale of restricted assets											180,870,897
February 2024 Lenders [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Debt instrument, issued, principal		$ 333,000
Extraordinary General Meeting Held To Extend The Date By Which Business Combination Shall be Consummated [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Latest date before which business combination shall be consummated	Oct. 22, 2024			Apr. 22, 2024
Per month contribution into the trust account	$ 310,396.26			$ 258,970.53										$ 258,970.53
Per share amount to be contributed to the trust account														$ 0.015
Aggregate amount to be contributed to the trust account														$ 1,553,823.18
Temporary equity stock shares subject to redemption shares									17,235,298
Proceeds from the sale of restricted assets									$ 180,900,000		$ 180,900,000
Temporary equity redemption price per share									$ 10.49		$ 10.49
Initial Public Offering [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Shares units (in Shares)								30,000,000
Share price per share (in Dollars per share)								$ 10
Gross proceeds								$ 300,000,000
Offering costs								28,300,000
Deferred underwriting commission						$ 12,075,000.000		10,500,000
Excess of fair value over price paid								11,100,000
Payment to offering cost									$ 25,000		$ 25,000
Net proceeds									3,500,000		3,500,000
Underwriting commission						$ 9,960,000		$ 11,100,000
Over-Allotment [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Gross proceeds							45,000,000
Offering costs							2,500,000
Deferred underwriting commission							$ 1,600,000
Purchased additional shares (in Shares)							4,500,000
Offering costs were allocated to derivative warrant liabilities									$ 1,300,000		$ 1,300,000
Investors purchased units (in Shares)									32,400,000		32,400,000
Private Placement Warrant [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Gross proceeds									$ 9,500,000		$ 9,500,000
Warrant shares (in Shares)					5,893,333
Warrant [Member] | Private Placement Warrant [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Sale of warrants units (in Shares)									6,333,333		6,333,333
Share price per share (in Dollars per share)									$ 1.5		$ 1.5
Borrower purchased share (in Shares)							600,000
Warrant [Member] | Second Private Placement [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Gross proceeds							$ 900,000
Class A Ordinary Shares [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Public share percentage									20.00%		20.00%
Ordinary shares, par value (in Dollars per share)									$ 0.0001		$ 0.0001	$ 0.0001
Stock repurchase program, number of shares authorized to be repurchased											360,000
Temporary equity stock shares subject to redemption shares									17,235,298		17,235,298	17,235,298
Proceeds from the sale of restricted assets											$ 180,900,000
Temporary equity redemption price per share									$ 10.74		$ 10.61	$ 10.14
Class A Ordinary Shares [Member] | February 2024 Lenders [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Stock repurchase program, number of shares authorized to be repurchased		120,000
Temporary equity redemption price per share									10
Class B Ordinary Shares [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0001		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Jack Leeney [Member] | Audit Committee [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Common stock issuable																	20,000
Compensation per quarter payable																	$ 25,000
Class B Ordinary Shares [Member] | Andrew Lipsher [Member] | Compensation Committee [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Common stock issuable																	20,000
Compensation per quarter payable																	$ 25,000
Class B Ordinary Shares [Member] | Mathew Schindel [Member] | Nomination and Remuneration Committee [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Common stock issuable																	20,000
Compensation per quarter payable																	$ 25,000
Sponsor [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Loan, held-in-portfolio, principal outstanding									$ 999,000		$ 999,000		$ 1,000,000
Sponsor [Member] | February 2024 Lenders [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Loan and transfer agreement net of discount									$ 333,000
Sponsor [Member] | Extension Note [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Aggregate principal amount														$ 1,553,823.18
Sponsor [Member] | Class B Ordinary Shares [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Equivalent amount transfer of shares		$ 166,500									$ 499,500
Business Combination [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Business combination post transaction own percentage									50.00%		50.00%
Working capital loans											$ 1,500,000
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Share price per share (in Dollars per share)									$ 10		$ 10
Trust account price per share (in Dollars per share)									10		10
Series of Individually Immaterial Business Acquisitions [Member] | Transaction agreement [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Trust account price per share (in Dollars per share)									$ 10		$ 10
One Energy Enterprises Inc [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Net proceeds		1,000,000	$ 1,200,000								$ 20,000,000
Aggregate principal amount									$ 2,000,000			$ 491,235						$ 1,000,000	$ 1,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage									99.00%		99.00%
One Energy Enterprises Inc [Member] | Class A Ordinary Shares [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Shares units (in Shares)									150,700	150,700	150,700	150,700
Ordinary shares, par value (in Dollars per share)									$ 0.0001		$ 0.0001	$ 0.0001							$ 447.41
One Energy Enterprises Inc [Member] | Class B Ordinary Shares [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Shares units (in Shares)									0	0	0	0
Ordinary shares, par value (in Dollars per share)									$ 0.0001		$ 0.0001	$ 0.0001
One Energy [Member] | February 2024 Lenders [Member]
Description of Organization Business Operations and Basis of Presentation Details [Line Items]
Repayment of loan		$ 166,500